Fair value of financial instruments - Summary of Quantitative Information About Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative assets	$ 177,206,000	$ 150,612,000
Loans	1,042,422,000	981,380,000
Deposits	1,515,616,000	1,409,531,000
Derivative liabilities	183,953,000	163,763,000
Deposits - Personal [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Deposits	529,740,000	522,139,000
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value assets	5,380,000	5,404,000
Fair value liabilities	1,648,000	1,699,000
Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Loans	1,274,000	1,781,000
Derivative liabilities		2,000
Government debt and municipal bonds [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Corporate debt, related derivatives and other debt	166,000	143,000
Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equities	3,445,000	3,050,000
Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative assets	293,000	355,000
Derivative liabilities	901,000	900,000
Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative assets	110,000	21,000
Derivative liabilities	324,000	283,000
Equity derivatives and equity-linked structured notes [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Deposits	301,000	478,000
Other [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Mortgage Backed Securities	29,000	31,000
Derivative assets	59,000	16,000
Other assets	4,000	7,000
Derivative liabilities	$ 122,000	$ 36,000
Bottom of range [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	11.36%	11.70%
Bottom of range [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	1.27%	1.45%
Bottom of range [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 61,560	$ 64,670
Bottom of range [member] | Government debt and municipal bonds [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	3.93%	6.54%
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	10.00%	10.00%
Discount rate	8.50%	8.50%
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	0.91X	0.70X
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	6.27X	7.30X
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	4.39X	3.20X
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	2.60%
IR-IR correlations	46.50%	48.00%
FX-IR correlations	(48.50%)	(76.00%)
FX-FX correlations	(80.10%)	(74.00%)
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates		1.89%
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	1.98%	1.84%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	(77.11%)	(77.11%)
EQ volatilities	6.00%	6.00%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	0.00%	0.00%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ correlations	6.30%	6.30%
Top of range [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	15.15%	15.60%
Top of range [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	11.23%	10.90%
Top of range [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 225,000	$ 116,250
Top of range [member] | Government debt and municipal bonds [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	9.00%	9.55%
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	40.00%	40.00%
Discount rate	8.50%	8.50%
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	6.36X	5.72X
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	25.20X	22.60X
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	16.40X	17.20X
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	4.63%
IR-IR correlations	94.30%	86.00%
FX-IR correlations	(81.90%)	66.00%
FX-FX correlations	77.70%	61.00%
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates		4.59%
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	2.08%	1.96%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	50.38%	50.38%
EQ volatilities	146.87%	146.87%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	8.55%	10.60%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ correlations	95.85%	95.85%
Weighted average [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	12.63%	13.00%
Weighted average [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	6.25%	6.17%
Weighted average [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 88,890	$ 92,070
Weighted average [member] | Government debt and municipal bonds [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	6.44%	7.54%
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	10.29%	10.40%
Discount rate	8.50%	8.50%
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	2.45X	2.59X
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	10.34X	11.27X
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	7.14X	7.94X
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	Even
IR-IR correlations	Even	Even
FX-IR correlations	Even	Even
FX-FX correlations	Even	Even
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates		Even
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	Even	Even
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	Middle	Middle
EQ volatilities	Lower	Lower
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	Lower	Lower
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ correlations	Middle	Middle